INTANGIBLE ASSETS, NET - Amortization expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS, NET
2026 (six months)	$ 174,857
2027	349,714	$ 388,413
2028	344,616	369,344
2029	270,799	351,281
2030	178,764	265,921
2031	158,867	185,330
Thereafter	282,256	327,109
Total	$ 1,759,873	$ 1,887,398	$ 1,174,791